SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,073	$ 2,112	$ 1,961
Subcontractors	121	66	67
Depreciation and amortization	457	475	417
Cost of materials	535	410	486
Other manufacturing expenses	989	892	657
Decrease (increase) in inventory of finished products	(999)	780	(309)
Allotment of manufacturing costs to R&D	(1,598)	(2,577)	(760)
Cost of revenues	$ 1,578	$ 2,158	$ 2,519